Provisions - Narrative (Details) £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 USD ($) employee	Dec. 31, 2015 GBP (£)	Dec. 31, 2014 USD ($)
Disclosure of other provisions [line items]
Actuarial gain (loss) included in comprehensive income	$ 46	$ (120)	$ (215)
Number of employees retired during the year | employee	0	1	0
Provisions	$ 1,564	$ 1,352	$ 1,713		$ 1,776
Contractual penalty with supplier					$ 507
Payment of contractual penalty with supplier			402
Provision for risk related to UK tax credit
Disclosure of other provisions [line items]
Provisions			$ 252	£ 170
Royalty provision
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	$ (397)	$ (127)